                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act File Number 811-5824

                          DOMINI SOCIAL INDEX PORTFOLIO
               (Exact Name of Registrant as Specified in Charter)

                536 Broadway, 7th Floor, New York, New York 10012
                    (Address of Principal Executive Offices)

                                  Amy L. Domini
                          Domini Social Investments LLC
                             536 Broadway, 7th Floor
                            New York, New York 10012
                     (Name and Address of Agent for Service)

        Registrant's Telephone Number, including Area Code: 212-217-1100

                        Date of Fiscal Year End: July 31

                    Date of Reporting Period: April 30, 2005

ITEM 1.    SCHEDULE OF INVESTMENTS.

The Schedule of Investments is set forth below.

[DOMINI SOCIAL INVESTMENTS LOGO]

INVESTING FOR GOOD(SM)

DOMINI SOCIAL INDEX PORTFOLIO

QUARTERLY HOLDINGS REPORT
APRIL 30, 2005 (UNAUDITED)

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)



SECURITY                         SHARES                   VALUE

CONSUMER DISCRETIONARY -- 14.8%
American Greetings
   Corporation, Class A.......    19,100               $  432,615
AutoZone, Inc. (a) ...........    18,631                1,546,373
Bandag, Inc.  ................     4,900                  212,856
Bed Bath & Beyond
   Inc. (a) ..................    81,900                3,047,499
Best Buy Co., Inc. ...........    81,800                4,117,812
Black & Decker Corp. .........    21,500                1,798,045
Centex Corporation ...........    33,900                1,956,708
Champion Enterprises,
   Inc. (a) ..................    23,300                  219,952
Charming Shoppes,
   Inc. (a) ..................    29,400                  218,736
Circuit City Stores, Inc......    50,300                  794,740
Claire's Stores, Inc. ........    27,000                  589,140
Comcast Corporation,
   Class A (a) ...............   602,758               19,354,559
Cooper Tire and Rubber
   Company ...................    17,400                  303,630
Dana Corporation  ............    39,500                  451,090
Darden Restaurants,
   Inc. ......................    39,500                1,185,000
Delphi Automotive
   Systems Corporation........   152,500                  503,250
Disney (Walt) Company
   (The) .....................   557,600               14,720,640
Dollar General
   Corporation  ..............    82,951                1,688,053
Dow Jones & Company...........    20,200                  675,488
eBay Inc. (a) ................   329,372               10,450,974
Emmis Communications
   Corporation,
   Class A (a) ...............    15,200                  234,536
Family Dollar Stores Inc......    47,000                1,268,060
Foot Locker, Inc.  ...........    44,000                1,173,040
Gaiam, Inc. (a) ..............     2,200                   12,320
Gap Inc. .....................   214,287                4,575,028
Genuine Parts
   Company ...................    47,300                2,029,170
Harley-Davidson, Inc.  .......    78,800                3,705,176
Harman International
   Industries, Inc. ..........    17,820                1,400,296
Hartmarx
   Corporation (a)  ..........     8,500                   73,355
Home Depot, Inc. (The)........   598,506               21,169,157
Horton (D.R.), Inc. ..........    79,433                2,422,707
Interface, Inc.,
   Class A (a) ...............    11,400                   68,400
Johnson Controls, Inc. .......    52,700                2,891,649
KB Home ......................    22,400                1,276,800
Lee Enterprises, Inc. ........    12,500                  518,875
Leggett & Platt,
   Incorporated ..............    51,300                1,383,048
Limited Brands  ..............   103,530                2,245,566
Liz Claiborne, Inc. ..........    30,000                1,062,900
Lowe's Companies, Inc.........   209,700               10,927,467
Mattel, Inc. .................   114,385                2,064,649
May Department Stores
   Company ...................    78,600                2,757,288
Maytag Corporation ...........    22,600                  218,994
McDonald's
   Corporation  ..............   346,200               10,147,122
McGraw-Hill
   Companies .................    52,300                4,554,284
Media General, Inc.,
   Class A ...................     6,800                  416,704
Men's Wearhouse,
   Inc. (a) ..................     8,700                  359,049
Meredith Corporation .........    11,700                  549,900
Modine Manufacturing
   Company ...................     8,700                  235,596
New York Times
   Company, Class A ..........    38,900                1,297,704
Newell Rubbermaid,
   Inc. ......................    73,378                1,594,504
Nordstrom, Inc. ..............    34,700                1,763,801
Office Depot (a)  ............    84,000                1,644,720
Omnicom Group, Inc. ..........    51,200                4,244,480
Oshkosh B'Gosh, Inc.,
   Class A ...................     2,700                   71,145
Penney (J.C.) Company,
   Inc. ......................    74,300                3,522,563
Pep Boys -- Manny,
   Moe & Jack  ...............    14,000                  198,520
Phillips-Van Heusen
   Corporation  ..............     7,200                  186,336
Pixar (a) ....................    23,400                1,070,316
Pulte Homes, Inc. ............    32,600                2,329,270
Radio One, Inc. (a) ..........     5,800                   75,516
RadioShack
   Corporation  ..............    44,300                1,106,171
Reebok International
   Ltd. ......................    15,800                  641,638
Ruby Tuesday, Inc. ...........    15,800                  355,500
Russell Corporation  .........     8,300                  145,333
Scholastic
   Corporation (a)  ..........     9,700                  338,045
Scripps (E.W.) Company
   (The), Class A.............    26,100                1,329,273
Snap-On Incorporated..........    15,050                  499,209
Spartan Motors, Inc. .........     3,100                   31,093
Stanley Works ................    19,900                  856,297


                                                                               1

DOMINI SOCIAL INDEX PORTFOLIO / PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)



SECURITY                         SHARES                   VALUE

CONSUMER DISCRETIONARY (Continued)
Staples, Inc.  .............     203,884             $ 3,888,068
Starbucks
   Corporation (a)  ........     108,800               5,387,776
Stride Rite Corporation.....      10,800                 131,760
Target Corporation  ........     243,700              11,307,680
Tiffany & Co. ..............      39,900               1,202,985
Timberland Company
   (The) (a) ...............       9,000                 621,450
Time Warner, Inc. (a)  .....   1,252,500              21,054,525
TJX Companies, Inc. ........     131,000               2,967,150
Toys 'R' Us, Inc. (a)  .....      57,320               1,453,062
Tribune Company  ...........      82,056               3,167,362
Tupperware
   Corporation  ............      15,000                 316,500
Univision
   Communications,
   Inc., Class A (a) .......      80,300               2,111,087
Valassis
   Communications
   Inc. (a) ................      13,600                 479,400
Value Line, Inc.  ..........       2,600                 102,440
Visteon Corporation ........      34,000                 119,000
Washington Post
   Company, Class B ........       1,900               1,642,074
Wendy's International,
   Inc. ....................      32,100               1,378,052
Whirlpool Corporation.......      18,500               1,148,109
                                                     -----------
                                                     225,788,210
                                                     -----------
CONSUMER STAPLES -- 12.9%
Alberto-Culver
   Company, Class B ........      22,450                 999,025
Albertson's, Inc. ..........      98,800               1,955,252
Avon Products, Inc. ........     129,400               5,186,352
Campbell Soup
   Company .................      89,600               2,664,704
Church & Dwight Co.,
   Inc. ....................      17,700                 637,554
Clorox Company .............      42,200               2,671,260
Coca-Cola Company ..........     615,700              26,746,008
Colgate-Palmolive
   Company .................     143,400               7,139,886
Costco Wholesale
   Corporation  ............     127,830               5,187,341
CVS Corporation ............     108,600               5,601,588
Estee Lauder
   Companies, Inc.
   (The), Class A...........      46,400               1,782,224
General Mills
   Incorporated ............      98,700               4,875,780
Gillette Company ...........     269,938              13,939,598
Green Mountain
   Coffee, Inc. (a) ........       1,800                  46,512
Hain Celestial Group,
   Inc. (The) (a) ..........       8,700                 154,425
Heinz (H.J.) Company .......      94,700               3,489,695
Hershey Foods
   Corporation  ............      60,200               3,846,780
Kellogg Company ............      94,800               4,261,260
Kimberly-Clark
   Corporation  ............     131,464               8,209,927
Kroger Company (a) .........     198,700               3,133,499
Longs Drug Stores
   Corporation  ............       9,900                 359,865
McCormick &
   Company, Inc. ...........      37,400               1,293,666
Nature's Sunshine
   Products, Inc. ..........       4,200                  62,958
PepsiAmericas, Inc. ........      29,200                 720,948
PepsiCo, Inc. ..............     456,070              25,375,735
Procter & Gamble
   Company .................     685,800              37,136,070
Safeway Inc. (a) ...........     123,000               2,618,670
Smucker (J.M.)
   Company .................      16,805                 833,864
SUPERVALU, Inc. ............      36,900               1,164,564
Sysco Corporation ..........     172,400               5,965,040
Tootsie Roll Industries,
   Inc. ....................       9,938                 306,885
United Natural Foods,
   Inc. (a) ................      10,000                 268,000
Walgreen Company ...........     278,000              11,970,680
Whole Foods Market,
   Inc. ....................      17,200               1,715,184
Wild Oats Markets,
   Inc. (a) ................       6,550                  66,155
Wrigley (Wm.) Jr.
   Company .................      53,800               3,719,195
                                                     -----------
                                                     196,106,149
                                                     -----------
ENERGY -- 2.2%
Anadarko Petroleum
   Corporation  ............      63,985               4,673,464
Apache Corporation .........      89,124               5,016,790
Cooper Cameron
   Corp. (a) ...............      14,200                 780,148
Devon Energy
   Corporation  ............     130,144               5,878,604
EOG Resources, Inc. ........      65,400               3,109,770
Helmerich & Payne,
   Inc. ....................      13,000                 499,720
Kinder Morgan, Inc. ........      30,200               2,309,092
Noble Energy, Inc.  ........      16,300               1,045,156
Pioneer Natural
   Resources Company........      40,100               1,630,466
Rowan Companies, Inc........      29,200                 774,676


2

DOMINI SOCIAL INDEX PORTFOLIO / PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)



SECURITY                         SHARES                   VALUE

ENERGY (Continued)
Sunoco, Inc. ................    19,100               $ 1,895,866
Williams Companies,
   Inc. .....................   157,000                 2,672,140
XTO Energy Inc.  ............    94,200                 2,842,015
                                                      -----------
                                                       33,127,907
                                                      -----------
FINANCIALS -- 22.2%
AFLAC, Inc. .................   136,100                 5,532,465
Allied Capital
   Corporation  .............    36,100                   992,750
AMBAC Financial
   Group, Inc. ..............    29,900                 1,998,815
American Express
   Company ..................   319,600                16,842,920
American International
   Group, Inc. ..............   708,076                36,005,665
AmSouth
   Bancorporation  ..........    97,800                 2,574,096
BB&T Corp. ..................   149,500                 5,861,895
Capital One Financial
   Corporation  .............    66,800                 4,735,452
Cathay General
   Bancorp ..................    12,990                   426,981
Chittenden
   Corporation  .............    13,220                   331,954
Chubb Corporation  ..........    52,200                 4,268,916
Cincinnati Financial
   Corporation  .............    45,017                 1,811,484
Comerica Incorporated........    46,600                 2,668,316
Edwards (A.G.), Inc.  .......    20,887                   829,423
Fannie Mae ..................   263,565                14,219,332
Fifth Third Bancorp  ........   141,211                 6,142,679
First Horizon National
   Corporation  .............    34,400                 1,428,632
FirstFed Financial
   Corp. (a) ................     4,500                   227,835
Franklin Resources, Inc......    54,400                 3,736,192
Freddie Mac .................   187,300                11,522,696
General Growth
   Properties Inc. ..........    59,200                 2,315,312
Golden West Financial .......    76,400                 4,762,012
Hartford Financial
   Services Group (The)......    80,200                 5,804,074
Heartland Financial
   USA, Inc. ................     4,200                    84,000
Janus Capital Group
   Inc. .....................    62,026                   805,718
Jefferson-Pilot
   Corporation  .............    36,925                 1,854,004
KeyCorp  ....................   110,300                 3,657,548
Lincoln National
   Corporation  .............    47,600                 2,140,572
Marsh & McLennan
   Companies, Inc. ..........   143,300                 4,016,699
MBIA, Inc.  .................    38,900                 2,037,582
MBNA Corporation ............   346,075                 6,834,981
Medallion Financial
   Corp. ....................     4,300                    41,839
Mellon Financial
   Corporation  .............   115,400                 3,195,426
Merrill Lynch & Co.,
   Inc. .....................   253,460                13,669,098
MGIC Investment
   Corporation  .............    26,000                 1,534,000
Moody's Corporation .........    37,800                 3,104,892
Morgan (J.P.) Chase &
   Co. ......................   966,112                34,287,315
National City
   Corporation  .............   160,800                 5,460,768
Northern Trust
   Corporation  .............    56,000                 2,521,680
PNC Financial Services
   Group ....................    76,900                 4,093,387
Progressive Corporation
   (The) ....................    54,700                 4,992,469
Providian Financial
   Corporation (a)  .........    82,200                 1,370,274
SAFECO Corporation ..........    34,300                 1,806,581
Schwab (Charles)
   Corporation  .............   316,000                 3,270,600
SLM Corporation .............   117,200                 5,583,408
Sovereign Bancorp Inc........   103,200                 2,122,824
St. Paul Travelers
   Companies,
   Inc. (The) ...............   183,264                 6,560,851
State Street
   Corporation  .............    90,100                 4,165,323
SunTrust Banks, Inc. ........    92,100                 6,707,643
Synovus Financial
   Corporation  .............    83,850                 2,350,316
U.S. Bancorp ................   504,721                14,081,716
UnumProvident
   Corporation  .............    80,900                 1,352,648
Wachovia Corporation.........   432,143                22,117,079
Wainwright Bank &
   Trust Co.  ...............     2,500                    29,250
Washington Mutual,
   Inc. .....................   236,904                 9,788,873
Wells Fargo &
   Company ..................   460,906                27,626,705
Wesco Financial
   Corporation  .............     1,200                   453,600
                                                      -----------
                                                      338,759,565
                                                      -----------


                                                                               3

DOMINI SOCIAL INDEX PORTFOLIO / PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)



SECURITY                         SHARES                   VALUE

HEALTH CARE -- 13.5%
Affymetrix Inc. (a)  .........    16,700               $   770,037
Allergan, Inc. ...............    36,105                 2,541,431
Amgen, Inc. (a) ..............   341,400                19,872,894
Bard (C.R.), Inc. ............    28,400                 2,021,228
Bausch & Lomb
   Incorporated ..............    14,000                 1,050,000
Baxter International,
   Inc. ......................   168,200                 6,240,220
Becton Dickinson and
   Company ...................    68,500                 4,008,620
Biogen Idec Inc. (a) .........    91,950                 3,332,268
Biomet, Inc.  ................    68,900                 2,665,741
Boston Scientific
   Corporation (a)  ..........   206,400                 6,105,312
CIGNA Corporation ............    35,700                 3,283,686
Cross Country
   Healthcare, Inc. (a)  .....     8,600                   138,546
Forest Laboratories,
   Inc. (a) ..................    96,700                 3,450,256
Genzyme
   Corporation (a)  ..........    68,200                 3,997,202
Guidant Corporation  .........    87,638                 6,492,223
Hillenbrand Industries,
   Inc. ......................    15,500                   855,910
Humana, Inc. (a)  ............    42,900                 1,486,485
IMS Health, Inc. .............    62,813                 1,506,256
Invacare Corporation  ........     7,700                   315,392
Invitrogen
   Corporation (a)  ..........    14,500                 1,062,415
Johnson & Johnson ............   808,670                55,499,022
King Pharmaceuticals
   Inc. (a) ..................    66,200                   529,600
Manor Care, Inc.  ............    24,700                   823,745
McKesson HBOC, Inc. ..........    79,720                 2,949,640
MedImmune, Inc. (a)  .........    66,500                 1,687,105
Medtronic, Inc. ..............   329,500                17,364,650
Merck & Co., Inc. ............   601,700                20,397,630
Millipore
   Corporation (a)  ..........    13,700                   660,614
Mylan Laboratories, Inc.......    75,475                 1,245,338
St. Jude Medical,
   Inc. (a) ..................    98,400                 3,840,552
Stryker Corporation ..........   101,300                 4,918,115
Synovis Life
   Technologies, Inc. (a).....     2,600                    22,672
Thermo Electron
   Corporation (a)  ..........    43,700                 1,091,626
UnitedHealth Group
   Incorporated ..............   174,730                16,513,732
Waters Corporation (a)........    33,400                 1,323,642
Watson
   Pharmaceuticals (a) .......    29,200                   876,000
HEALTH CARE (Continued)
Zimmer Holdings,
   Inc. (a) ..................    66,900                 5,446,998
                                                       -----------
                                                       206,386,803
                                                       -----------
INDUSTRIALS -- 6.6%
3M Company ...................   210,400                16,089,288
Alaska Air Group,
   Inc. (a) ..................     6,900                   184,023
American Power
   Conversion ................    48,000                 1,164,480
AMR Corporation (a) ..........    44,400                   464,868
Apogee Enterprises, Inc.......     7,400                    95,312
Ault, Inc. (a) ...............     1,200                     2,772
Avery Dennison
   Corporation  ..............    27,400                 1,434,390
Baldor Electric
   Company ...................     8,800                   219,120
Banta Corporation ............     6,550                   272,742
Brady Corporation,
   Class A ...................    13,500                   400,275
Bright Horizons Family
   Solutions, Inc. (a)  ......     6,400                   216,896
CLARCOR, Inc. ................     6,450                   326,435
Cooper Industries, Inc.,
   Class A ...................    24,800                 1,578,768
Cross (A.T.)
   Company (a) ...............     3,800                    21,280
Cummins, Inc. ................    12,100                   822,800
Deere & Company ..............    67,900                 4,246,466
Delta Air Lines, Inc. (a).....    32,000                   105,280
Deluxe Corporation ...........    13,100                   523,083
DeVry, Inc. (a) ..............    18,100                   412,680
Donaldson Company,
   Inc. ......................    21,900                   651,525
Donnelley (R.R.) & Sons
   Company ...................    58,900                 1,938,399
Emerson Electric
   Company ...................   114,000                 7,144,380
Fastenal Company .............    18,200                   974,792
FedEx Corporation ............    81,900                 6,957,405
GATX Corporation .............    12,600                   412,272
Graco, Inc. ..................    18,552                   626,501
Grainger (W.W.), Inc. ........    22,400                 1,238,496
Granite Construction
   Incorporated ..............    10,625                   239,913
Harland (John H.)
   Company ...................     7,600                   273,600
Herman Miller, Inc. ..........    19,300                   551,980
HNI Corporation ..............    15,000                   759,900
Hubbell Incorporated,
   Class B ...................    16,960                   736,912
Ikon Office Solutions  .......    38,800                   335,620
Illinois Tool Works, Inc......    74,600                 6,252,972


4

DOMINI SOCIAL INDEX PORTFOLIO / PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)



SECURITY                           SHARES                   VALUE

INDUSTRIALS (Continued)
JetBlue Airways
   Corporation (a)  ..........      27,300             $   547,365
Kadant Inc. (a) ..............       3,700                  63,640
Kansas City Southern
   Industries, Inc. (a) ......      24,000                 454,080
Kelly Services, Inc.  ........       8,475                 222,554
Lawson Products, Inc. ........       2,500                  96,325
Lincoln Electric
   Holdings, Inc. ............      11,000                 336,050
Masco Corporation  ...........     121,400               3,822,886
Milacron, Inc. (a) ...........      12,633                  26,529
Monster Worldwide
   Inc.(a)  ..................      34,300                 789,243
Nordson Corporation ..........       8,000                 257,760
Norfolk Southern
   Corporation  ..............     109,200               3,428,880
Pall Corp. ...................      34,200                 917,586
Pitney Bowes, Inc.  ..........      62,800               2,808,416
Robert Half
   International, Inc. .......      43,100               1,069,742
Ryder System, Inc.  ..........      18,000                 664,740
Smith (A.O.)
   Corporation  ..............       5,200                 148,200
Southwest Airlines Co.........     200,062               2,976,923
SPX Corporation ..............      20,830                 805,913
Standard Register
   Company ...................       6,000                  74,820
Steelcase, Inc. ..............       8,900                 116,946
Tennant Company ..............       2,300                  81,742
Thomas & Betts
   Corporation (a)  ..........      15,100                 469,912
Thomas Industries, Inc........       4,000                 157,880
Toro Company .................      12,800                 528,896
Trex Company, Inc. (a)........       3,700                 148,666
United Parcel Service,
   Inc., Class B .............     305,033              21,751,901
Yellow Roadway
   Corporation (a)  ..........      12,580                 616,420
                                                       -----------
                                                       101,059,640
                                                       -----------
INFORMATION TECHNOLOGY -- 19.9%
3Com Corporation (a) .........     103,000                 324,450
Adaptec, Inc. (a)  ...........      27,400                 100,284
ADC
   Telecommunications,
   Inc. (a) ..................     234,000                 531,180
Advanced Micro
   Devices, Inc. (a)  ........     108,400               1,542,532
Advent Software,
   Inc. (a) ..................       8,500                 151,640
Analog Devices, Inc. .........     102,000               3,479,220
Andrew
   Corporation (a)  ..........      43,800                 537,426
Apple Computer,
   Inc. (a) ..................     222,200               8,012,532
Applied Materials,
   Inc. (a) ..................     455,800               6,777,746
Arrow Electronics,
   Inc. (a) ..................      31,600                 769,144
Autodesk, Inc. ...............      61,500               1,957,545
Automatic Data
   Processing, Inc. ..........     159,074               6,910,175
BMC Software, Inc. (a)........      60,800                 984,960
Borland Software
   Corporation (a)  ..........      21,100                 122,591
CDW Corporation ..............      20,400               1,115,676
Ceridian
   Corporation (a)  ..........      39,700                 669,739
Cisco Systems, Inc. (a) ......   1,757,030              30,361,478
Coherent, Inc. (a) ...........       7,700                 247,016
Compuware
   Corporation (a)  ..........     109,800                 653,310
Convergys Corp. (a) ..........      42,000                 544,320
Dell Inc. (a) ................     670,200              23,343,066
Dionex Corporation (a)........       5,600                 240,520
Electronic Arts Inc. (a) .....      83,200               4,442,048
Electronic Data Systems
   Corporation  ..............     139,800               2,705,130
EMC Corporation (a)  .........     654,200               8,583,104
Entegris, Inc. (a) ...........      19,000                 163,590
Gerber Scientific,
   Inc. (a) ..................       5,700                  40,356
Hewlett-Packard
   Company ...................     788,710              16,144,894
Hutchinson Technology
   Incorporated (a) ..........       6,500                 240,760
Imation Corporation ..........       9,100                 317,317
Intel Corporation ............   1,693,000              39,819,360
Lexmark International
   Group, Inc. (a) ...........      34,300               2,382,135
LSI Logic
   Corporation (a)  ..........     104,200                 558,512
Lucent Technologies,
   Inc. (a) ..................   1,219,692               2,963,852
Merix Corporation (a) ........       3,750                  29,475
Micron Technology,
   Inc. (a) ..................     169,400               1,644,874
Microsoft Corporation.........   2,752,000              69,625,600
Molex Incorporated ...........      46,146               1,172,570
National Semiconductor
   Corporation  ..............      95,100               1,814,508
Novell, Inc. (a) .............     108,100                 638,871
Novellus Systems,
   Inc. (a) ..................      38,300                 897,369
palmOne, Inc. (a) ............      13,904                 297,962


                                                                               5

DOMINI SOCIAL INDEX PORTFOLIO / PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)



SECURITY                                       SHARES                   VALUE

INFORMATION TECHNOLOGY (Continued)
Paychex, Inc. .............................    97,900               $ 2,995,740
Plantronics Inc. ..........................    13,400                   421,966
Polycom Inc. (a) ..........................    29,400                   448,644
Qualcomm, Inc. ............................   448,200                15,637,698
Red Hat, Inc. (a) .........................    43,700                   469,775
Sapient Corporation (a)....................    32,800                   234,520
Scientific-Atlanta, Inc. ..................    40,400                 1,235,432
Solectron
   Corporation (a)  .......................   262,000                   864,600
Sun Microsystems,
   Inc. (a) ...............................   913,300                 3,315,279
Symantec
   Corporation (a)  .......................   192,600                 3,617,028
Tektronix, Inc. ...........................    23,000                   498,180
Tellabs, Inc. (a)  ........................   121,800                   945,168
Texas Instruments, Inc.....................   468,500                11,693,760
Xerox Corporation (a) .....................   259,800                 3,442,350
Xilinx, Inc.  .............................    94,400                 2,543,136
Yahoo! Inc. (a) ...........................   354,960                12,249,669
                                                                    -----------
                                                                    304,471,782
                                                                    -----------
MATERIALS -- 1.7%
Air Products &
   Chemicals, Inc. ........................    61,400                 3,606,022
Airgas, Inc. ..............................    17,800                   390,176
Aleris International
   Inc. (a) ...............................     6,100                   130,906
Bemis Company, Inc. .......................    30,400                   837,824
Cabot Corporation .........................    17,900                   546,845
Calgon Carbon
   Corporation  ...........................    10,100                    87,163
Caraustar Industries,
   Inc. (a) ...............................     7,200                    64,368
Crown Holdings,
   Inc. (a) ...............................    43,200                   650,160
Ecolab, Inc. ..............................    60,800                 1,988,768
Engelhard Corporation......................    33,500                 1,026,105
Fuller (H.B.) Company .....................     7,300                   221,336
Lubrizol Corporation  .....................    18,100                   701,737
MeadWestvaco Corp. ........................    56,712                 1,670,168
Minerals Technologies,
   Inc. ...................................     5,300                   346,196
Nucor Corporation .........................    43,100                 2,202,410
Praxair, Inc. .............................    88,200                 4,130,407
Rock-Tenn Company,
   Class A ................................     9,000                    91,350
Rohm & Haas
   Company ................................    53,487                 2,335,242
Schnitzer Steel
   Industries Inc.,
   Class A ................................     5,800                   142,854
Sealed Air
   Corporation (a)  .......................    23,000                 1,114,120
Sigma-Aldrich
   Corporation  ...........................    18,400                 1,075,112
Sonoco Products
   Company ................................    25,645                   694,723
Valspar Corporation .......................    15,000                   619,950
Wausau-Mosinee Paper
   Corporation  ...........................    15,700                   208,339
Wellman, Inc. .............................     8,200                    88,232
Worthington Industries,
   Inc. ...................................    22,200                   360,972
                                                                    -----------
                                                                     25,331,485
                                                                    -----------
TELECOMMUNICATION SERVICES -- 5.0%
AT&T Corporation  .........................   216,816                 4,147,690
BellSouth Corporation .....................   497,200                13,170,828
Citizens
   Communications
   Company ................................    92,367                 1,177,679
SBC Communications,
   Inc. ...................................   900,228                21,425,426
Sprint Corp. -- FON
   Group ..................................   402,000                 8,948,520
Telephone and Data
   Systems, Inc. ..........................    15,400                 1,188,726
Verizon
   Communications  ........................   752,822                26,951,028
                                                                    -----------
                                                                     77,009,897
                                                                    -----------
UTILITIES -- 0.8%
AGL Resources, Inc.  ......................    21,600                   747,360
Cascade Natural Gas
   Corporation  ...........................     2,900                    54,317
Cleco Corporation .........................    12,200                   249,124
Energen Corporation  ......................     9,700                   600,915
Equitable Resources,
   Inc. ...................................    16,400                   945,296
IDACORP, Inc. .............................     9,700                   261,706
KeySpan Corporation .......................    44,800                 1,699,264
MGE Energy, Inc. ..........................     4,400                   146,608
National Fuel Gas
   Company ................................    21,800                   593,614
NICOR, Inc.  ..............................    11,400                   421,458
NiSource, Inc. ............................    73,647                 1,711,556
Northwest Natural Gas
   Company ................................     6,500                   230,750
OGE Energy
   Corporation  ...........................    22,900                   632,040
Peoples Energy
   Corporation  ...........................    10,900                   431,640
Pepco Holdings, Inc. ......................    52,600                 1,139,842
Questar Corporation  ......................    23,100                 1,349,040
Southern Union
   Company (a) ............................    27,706                   663,282


6

DOMINI SOCIAL INDEX PORTFOLIO / PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)



SECURITY                           SHARES          VALUE

UTILITIES (Continued)
WGL Holdings ...................   12,600      $      381,906
                                               --------------
                                                   12,259,718
                                               --------------
TOTAL INVESTMENTS -- 99.6%
(Cost $1,415,051,549)(b)                        1,520,301,156
OTHER ASSETS, LESS
   LIABILITIES -- 0.4% .........                    6,585,669
                                               --------------
NET ASSETS -- 100.0%.                          $1,526,886,825
                                               ==============

--------------
(a)  Non-income producing security.

(b)  The aggregate cost for federal income tax purposes is $1,513,292,383. The aggregate gross unrealized appreciation is $253,271,563, and the aggregate gross unrealized depreciation is $246,262,790, resulting in net unrealized appreciation of $7,008,773.

Copyright in the Domini 400 Social Index(SM) is owned by KLD Research &
Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS
                                                                               7

DOMINI SOCIAL INDEX PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Index Portfolio is registered under the Investment Company Act of
1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989.
The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,(SM) which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of
Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10,
1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.

(A) VALUATION OF INVESTMENTS. The Portfolio values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ
National Market System are valued using the NASDAQ Official Closing Price
(NOCP). If an NOCP is not available for a security listed on the NASDAQ
National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

(B) DIVIDEND INCOME. Dividend income is recorded on the ex-dividend date.

(C) FEDERAL TAXES. The Portfolio will be treated as a partnership for U.S.
federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the
Portfolio's ordinary income and capital gains. It is intended that the
Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) OTHER. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

8

The Portfolio's Portfolio of Investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Portfolio's investors. For more information regarding the
Portfolio and its holdings, please see the Portfolio's most recent Registration
Statement and Semi-Annual Report.

                                                                               9

ITEM 2.   CONTROLS AND PROCEDURES.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L.
Domini, the registrant's President and Principal Executive Officer, and Carole
M. Laible, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)
of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and
Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)
that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

Separate certifications required by Rule 30a-2(a) under the Investment Company
Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INDEX PORTFOLIO

By: /s/ Amy L. Domini
    --------------------------------------------------------
     Amy L. Domini
     President

Date: June 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Amy L. Domini
    -----------------------------------------------------
     Amy L. Domini
     President (Principal Executive Officer)

Date: June 22, 2005

By: /s/ Carole M. Laible
    ---------------------------------------------------
     Carole M. Laible
     Treasurer (Principal Financial Officer)

Date: June 22, 2005